Financial Instruments (Details) - Schedule of linkage and foreign currency risk - ILS (₪) ₪ in Millions	Dec. 31, 2019	Dec. 31, 2018
Unlinked [Member]
Current assets
Cash and cash equivalents	₪ 788	₪ 1,058
Restricted cash	39
Trade receivables	1,648	1,732
Other receivables	44	92
Assets held for sale
Investments including derivatives	1,200	1,613
Total current assets	3,719	4,495
Non-current assets
Trade and other receivables	304	365
Investments including derivatives	45	49
Total non-current assets	349	414
Total assets	4,068	4,909
Current liabilities
Debentures, loans and borrowings	486	3,365
Current maturities of liabilities for leases	21
Trade and other payables	1,102	1,382
Employee benefits	651
Provisions	33
Total current liabilities	2,293	4,747
Non-current liabilities
Debentures and bank loans	7,681	6,879
Liability for leases	6
Employee benefits	307
Other liabilities including derivatives
Deferred tax liabilities
Provisions	49
Total non-current liabilities	8,043	6,879
Total liabilities	10,336	11,626
Total exposure in the statement of financial position	(6,268)	(6,717)
Forward transactions	(1,745)	(1,520)
Israeli Cpi Linked [Member]
Current assets
Cash and cash equivalents
Trade receivables	20	22
Other receivables	236	136
Assets held for sale
Investments including derivatives		56
Total current assets	256	214
Non-current assets
Trade and other receivables	173	105
Investments including derivatives
Total non-current assets	173	105
Total assets	429	319
Current liabilities
Debentures, loans and borrowings	521	632
Current maturities of liabilities for leases	395
Trade and other payables	65	53
Employee benefits
Provisions	92
Total current liabilities	1,073	685
Non-current liabilities
Debentures and bank loans	2,731	2,758
Liability for leases	962
Employee benefits
Other liabilities including derivatives	66	95
Deferred tax liabilities
Provisions
Total non-current liabilities	3,759	2,853
Total liabilities	4,832	3,538
Total exposure in the statement of financial position	(4,403)	(3,219)
Forward transactions	1,555	1,350
Foreign Currency Linked [Member]
Current assets
Cash and cash equivalents	26	46
Trade receivables	21	19
Other receivables
Assets held for sale
Investments including derivatives	41	110
Total current assets	88	175
Non-current assets
Trade and other receivables
Investments including derivatives		41
Total non-current assets		41
Total assets	88	216
Current liabilities
Debentures, loans and borrowings
Current maturities of liabilities for leases
Trade and other payables	159	166
Employee benefits	3
Provisions
Total current liabilities	162	166
Non-current liabilities
Debentures and bank loans
Liability for leases	1
Employee benefits	49
Other liabilities including derivatives		5
Deferred tax liabilities
Provisions
Total non-current liabilities	50	5
Total liabilities	212	171
Total exposure in the statement of financial position	(124)	45
Forward transactions	₪ 190	₪ 170